Right-of-use assets - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	20 years
Annual interest rate	6.50%
Amount of short term and variable lease payments exempted	$ 4,958,760	$ 3,824,195
Short term lease expense exempted	3,334,241	1,995,392
Variable lease expense exempted	1,624,519	1,828,803
Right of use assets recognized	55,502,192	55,843,510
Right-of-use assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Right of use assets recognized	$ 55,502,192	$ 55,843,510	$ 28,814,142	$ 17,654,672